SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price Exercised		$ 1.43
Outstanding and Vested Warrants Expected Term	4 years 3 months 18 days
Warrants Outstanding, Ending balance	6,185,000
Weighted Average Exercise Price Ending Balance	$ 0.55
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Beginning Balance	1,343,000	2,000,000
Weighted Average Exercise Price Beginning Balance	$ 1.43	$ 1.00
Warrants Granted		367,500	2,210,070
Weighted Average Exercise Price Granted		$ 1.22	$ 1.00
Warrants Exercised		(1,024,500)
Weighted Average Exercise Price Exercised		$ 1.00
Warrants Expired
Weighted Average Exercise Price Expired
Warrants Cancelled			(210,070)
Weighted Average Exercise Price Cancelled			$ 1.00
Warrants Outstanding, Ending balance		1,343,000	2,000,000
Weighted Average Exercise Price Ending Balance		$ 1.43	$ 1.00
Warrants Exercisable Ending balance		1,343,000	2,000,000
Weighted Average Exercise Price Exercisable price	$ 0.55	$ 1.41	$ 1.00
Weighted Average Exercise Price Exercisable price		$ 1.43
Outstanding and Vested Warrants Ending balance	6,185,000	1,343,000
Outstanding and Vested Warrants Expected Term	4 years 3 months 18 days	2 years 25 days
Warrants Beginning Balance	1,343,000	2,000,000
Weighted Average Exercise Price Beginning Balance	$ 1.41	$ 1.00
Warrants Granted	4,842,000	367,500
Weighted Average Exercise Price Granted	$ 0.39	$ 1.22
Warrants Exercised		(1,024,500)
Weighted Average Exercise Price Exercised		$ 1.00
Warrants Expired
Weighted Average Exercise Price Expired
Warrants Cancelled
Weighted Average Exercise Price Cancelled
Warrants Outstanding, Ending balance	6,185,000	1,343,000	2,000,000
Weighted Average Exercise Price Ending Balance	$ 0.55	$ 1.41	$ 1.00
Warrants Exercisable Ending balance	6,185,000	1,343,000